Cover	Dec. 06, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2022
Entity File Number	001-41534
Entity Registrant Name	TenX Keane Acquisition
Entity Central Index Key	0001851484
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	420 Lexington Ave
Entity Address, Address Line Two	Suite 2446
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(347)
Local Phone Number	627-0058
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	TENKU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	TENK
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive two-tenths of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive two-tenths of one ordinary share
Trading Symbol	TENKR
Security Exchange Name	NASDAQ